Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	December 31, 2024		December 31, 2023
	USD	AED	AED
Future General Trading LLC -Machinery Investment	537,604	1,974,081	1,415,172
Future General Trading LLC -Autonomous Investment	3,282,925	12,054,900	7,853,950
	3,820,529	14,028,981	9,269,122

Schedule of Maturities of Contract Liabilities

The table below summarizes the maturities of the Company’s contract liabilities at December 31, 2024 and 2023:

	Less than	One to two
December 31, 2024	one year	year	Total
	AED	AED	AED
Contract liabilities in AED	14,028,981	-	14,028,981
Amount in USD	3,820,529	-	3,820,529

December 31, 2023	Less than one year	One to two year	Total
	AED	AED	AED
Contract liabilities in AED	-	9,269,122	9,269,122